Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	May 31, 2020	May 31, 2019
OPERATING ACTIVITIES
Income (Loss) for the period	$ (5,898)	$ (13,137)
Add items not affecting cash:
Depreciation	146	187
Interest expense	4,091	7,331
Unrealized foreign exchange loss	419	99
(Gain) Loss on fair value of convertible debt derivatives and warrants	(3,112)	839
(Gain) on marketable securities		(609)
Stock compensation expense	1,144	521
Directors fees paid in deferred share units	97
Net change in non-cash working capital	(256)	747
Net cash flows from (used in) operating activities	(3,369)	(4,022)
FINANCING ACTIVITIES
Share issuance - warrant exercise	48	1,646
Proceeds from the issuance of equity	4,000	4,155
Equity issuance costs	(284)	(156)
Debt principal repayments		(8,023)
Sprott interest paid	(1,680)
Lease payments	(62)
Cash received from Waterberg partners	945	2,367
Net cash flows from (used in) financing activities	2,967	(11)
INVESTING ACTIVITIES
Expenditures from restricted cash (Waterberg)		126
Cash received from sale of marketable securities		7,951
Performance bonds	(52)
Waterberg exploration expenditures	(4,492)	(6,139)
Net cash flows from (used in) investing activities	(4,544)	1,938
Net decrease in cash	(4,946)	(2,095)
Effect of foreign exchange on cash	726	330
Cash, beginning of period	5,550	3,017
Cash, end of period	$ 1,330	$ 1,252